Accounts receivable, net (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at the beginning of the period	¥ 418	¥ 0	¥ 0
Additions charged to bad debt expense	491	418	0
Write-off of bad debt allowance	(418)	0	0
Balance at the end of the period	¥ 491	¥ 418	¥ 0